Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Disclosure of maturity analysis of undiscounted operating lease payments
The undiscounted lease liability contractual maturities as at September 30, 2023 and December 31, 2022 are as follows:

	September 30, 2023	31 December 2022
	£'000	£'000
Within one year	3,223	2,641
One to five years	13,669	9,682
More than 5 years	4,709	3,930
	21,601	16,253